Significant accounting policies - Value-added-tax ("VAT") (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended			48 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Significant accounting policies
Input VAT credit (in percent)	10.00%	10.00%				10.00%
Amount of input VAT additional deduction benefit			¥ 12,650	¥ 12,035	¥ 12,864